July 1, 2025

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE: 360 Funds (the “Trust”) (File Nos. 333-123290 and 811-21726)

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of the above registered management investment company, that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in the update to the Registration Statement on Form N-1A which was filed with the Commission on June 27, 2025 (Accession No. 0001999371-25-008474) for the Stringer Tactical Adaptive Risk Fund, a series portfolio of the Trust.

If you have any questions concerning the foregoing, please contact the undersigned at (513) 991-8472 or bo@fintechlegal.io.

Very truly yours,

/s/ Bo J. Howell
FinTech Law, LLC

FinTech Law
6224 Turpin Hills Drive | Cincinnati, OH 45244-3557 | fintechlegal.io | (513) 991-8472